Unaudited Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Diluted, income/(loss) for the period attributable to ordinary equity holders of the Company	[1]	$ 0.27	$ (0.07)	$ 0.33	$ 0.09

[1]	The Group reports net earnings per share in accordance with IAS 33 - Earnings Per Share. Basic income/(loss) per share is calculated by dividing the income/(loss) attributable to ordinary equity holders of the Group by the weighted average number of ordinary shares outstanding during the period. No dilutive effect has been identified for the three and six months ended June 30, 2023 and 2022. The weighted average number of ordinary shares used as the denominator in calculating basic earnings per share for the three and six months ended June 30, 2023 and 2022 is 101,106,853 and 101,109,572, respectively.